JPMorgan U.S. Treasury Plus Money Market Fund Expense Example - Empower Shares [Member] - JPMorgan U.S. Treasury Plus Money Market Fund - Empower	Feb. 28, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 17
Expense Example, with Redemption, 3 Years	55
Expense Example, with Redemption, 5 Years	96
Expense Example, with Redemption, 10 Years	$ 217